Note 1 - Organization and Basis of Presentation	12 Months Ended
Dec. 31, 2013
Disclosure Text Block [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]

Note 1 - Organization and Basis of Presentation

General

AGL Resources Inc. is an energy services holding company that conducts substantially all of its operations through its subsidiaries. Unless the context requires otherwise, references to “we,” “us,” “our,” the “company,” or “AGL Resources” mean consolidated AGL Resources Inc. and its subsidiaries.

Basis of Presentation

Our consolidated financial statements as of and for the period ended December 31, 2013 are prepared in accordance with GAAP and under the rules of the SEC. Our consolidated financial statements include our accounts, the accounts of our wholly owned subsidiaries, the accounts of our majority-owned and other controlled subsidiaries and the accounts of our variable interest entity for which we are the primary beneficiary. For unconsolidated entities that we do not control, but exercise significant influence over, we primarily use the equity method of accounting and our proportionate share of income or loss is recorded on the Consolidated Statements of Income. See Note 10 for additional information. We have eliminated intercompany profits and transactions in consolidation except for intercompany profits where recovery of such amounts are probable under the affiliates’ rate regulation process.

Certain amounts from prior periods have been reclassified and revised to conform to the current-period presentation. The reclassifications and revisions had no material impact on our prior-period balances. During 2013, we recorded a $4 million ($2 million net of tax) reduction to our interest expense to correct the amortization period of credit fees related to the execution of the AGL Credit Facility in 2010 and its subsequent amendment in 2011.

On April 4, 2014 we entered into a definitive agreement to sell Tropical Shipping, which historically operated within our cargo shipping segment. The assets and liabilities of these businesses are classified as held for sale on the unaudited Condensed Consolidated Statements of Financial Position and the financial results of these businesses are reflected as discontinued operations on the unaudited Condensed Consolidated Statements of Income. Amounts shown in the following notes, unless otherwise indicated, exclude assets held for sale and discontinued operations. Cargo shipping also included our investment in Triton, which is not a part of the sale and has been reclassified into our other segment. See Note 15 for additional information.

On December 9, 2011 we closed our merger with Nicor and created a combined company with increased scale and scope in the distribution, storage and transportation of natural gas. The businesses acquired in the merger are included in our consolidated financial statements for all of 2013 and 2012, and for 22 days of 2011.